Transactions and Balances with Related Parties - Schedule of Benefits to Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Benefits to Key Management Personnel [Abstract]
Short-term benefits	$ 765	$ 1,204	$ 1,940
Management fees (see also note 25a)	120	220
Cost of share-based payment	$ 157	$ 84	$ 779